Putnam Investments
One Post Office Square
Boston, MA 02109
July 2, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513) (the “Trust”) Post-Effective Amendment No. 93 to
Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 26, 2009.

Comments or questions concerning this certification may be directed to Carlo Forcione at 1-800-225-2465, ext. 11224.

Very truly yours,

Putnam Funds Trust

By:	/s/ Charles E. Porter

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Ropes & Gray LLP